Stockholders' Equity (Details 9) - USD ($)		9 Months Ended	12 Months Ended
		Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of Warrants
Beginning Balance		1,217,475	360,475	152,171
Issuance of 2017 Investor Warrants	[1]			207,693
Issuance of 2017 Agent Warrants	[1]			13,846
Exercise of Valent Warrants	[2]			(12,500)
Exercise of 2015 Investor Warrants	[3]			(4,875)
Issuance of 2018 Investor and 2018 Agent Warrants	[4]		8,400,000
Exercise of 2018 Investor Warrants	[4]		(250,000)
Warrants issued for services	[5]		420,000	4,140
Ending Balance			1,217,475	360,475
Value of Warrants
Beginning Balance		$ 8,229,482	$ 4,570,574	$ 1,658,382
Issuance of 2017 Investor Warrants	[1]			2,526,336
Issuance of 2017 Agent Warrants	[1]			424,401
Exercise of Valent Warrants	[2]			(89,432)
Exercise of 2015 Investor Warrants	[3]			(30,715)
Issuance of 2018 Investor and 2018 Agent Warrants	[4]		3,572,843
Exercise of 2018 Investor Warrants	[4]		(106,335)
Warrants issued for services	[5]		192,400	81,602
Ending Balance		$ 6,055,319	$ 8,229,482	$ 4,570,574

[1]	As part of the financing completed by the Company on April 12, 2017, the Company issued the 2017 Investor Warrants and the 2017 Agent Warrants. The 2017 Investor Warrants are exercisable at $3.50 until April 19, 2022 and the 2017 Agent Warrants are exercisable at $4.06 until April 12, 2022.
[2]	The Valent warrants were exercised at $1.54 (CA$2.00) for proceeds of $192,075.
[3]	The 2015 Investor Warrants are exercisable at a price of $3.00. The warrants expire on July 31, 2020. During the year ended June 30, 2018, nil (2017 - 48,750) warrants were exercised for proceeds of $0 (2017 - $146,250).
[4]	As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $1.25 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $1.25 until September 20, 2022.
[5]	Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.